Cover	Jan. 28, 2025
Document Information [Line Items]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Jan. 28, 2025
Entity File Number	1-12725
Entity Registrant Name	REGIS CORPORATION
Entity Central Index Key	0000716643
Entity Tax Identification Number	41-0749934
Entity Incorporation, State or Country Code	MN
Entity Address, Address Line One	3701 Wayzata Boulevard
Entity Address, City or Town	Minneapolis
Entity Address, State or Province	MN
Entity Address, Postal Zip Code	55416
City Area Code	952
Local Phone Number	947-7777
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Common Stock, par value $0.05 per share
Document Information [Line Items]
Title of 12(b) Security	Common Stock, par value $0.05 per share
Trading Symbol	RGS
Security Exchange Name	NASDAQ
Rights to Purchase Series A Junior Participating Preferred Stock, $0.05 par value
Document Information [Line Items]
Title of 12(b) Security	Rights to Purchase Series A Junior Participating Preferred Stock, $0.05 par value
Trading Symbol	RGS
Security Exchange Name	NASDAQ